Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
Schedule of Capital Management	CAPITAL MANAGEMENT

($ millions)	2023	2022
Long-term debt (1)	3,566.3	1,441.5
Adjusted working capital (surplus) deficiency (2)	196.3	(95.1)
Unrealized foreign exchange on translation of hedged US dollar long-term debt	(24.5)	(191.7)
Net debt	3,738.1	1,154.7
Shareholders’ equity	6,867.5	6,493.4
Total capitalization	10,605.6	7,648.1
(1)Includes current portion of long-term debt.
(2)Adjusted working capital (surplus) deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable, prepaids and deposits, and other current assets.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2023 and December 31, 2022:

($ millions)	2023	2022
Cash flow from operating activities	2,195.7	2,192.2
Changes in non-cash working capital	54.9	15.0
Transaction costs	48.5	5.1
Decommissioning expenditures	40.0	20.1
Adjusted funds flow from operations	2,339.1	2,232.4